Distribution of profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	¥ 279,088	¥ 193,491	¥ 150,120
Parent company
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	¥ 16,650,000